Cash generated from operating activities	12 Months Ended
Dec. 31, 2019
Cash generated from operating activities
Cash generated from operating activities

24. Cash generated from operating activities

	Year ended December 31,
	2019	2018	2017
	$'m	$'m	$'m
Loss from continuing operations	(284)	(292)	(126)
Income tax charge/(credit) (Note 6)	44	18	(77)
Net finance expense (Note 5)	659	479	638
Depreciation and amortization (Notes 9, 10)	652	599	583
Exceptional operating items (Note 4)	53	311	123
Share of post-tax loss in equity accounted joint venture (Note 12)	49	—	—
Movement in working capital	105	(9)	116
Transaction-related, start-up and other exceptional costs paid	(87)	(92)	(70)
Exceptional restructuring paid	(12)	(23)	(2)
Cash generated from continuing operations	1,179	991	1,185